Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of other borrowed funds

	December 31,
	2021	2020

	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$—	$—
Rate on balance outstanding at year end	—%	—%
Average daily balance	$—	$110,776
Average rate	—%	1.19%
Maximum amount outstanding at any month end	$—	$292,000
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$436,138	$436,327
Rate on balance outstanding at year end	1.73%	1.73%
Average daily balance	$436,225	$436,411
Average rate	1.71%	1.71%
Maximum amount outstanding at any month end	$436,311	$436,495

(1)	Long-term advances at December 31, 2021 and December 31, 2020 consisted of both amortizing and non-amortizing advances. The non-amortizing advances mature in the following increments: $75,000,000 in July 2028, $100,000,000 in March 2033 and $250,000,000 in August 2033 and are callable by the FHLB on a quarterly basis. Two amortizing advances are outstanding at December 31, 2021 in the amounts of $3,033,000 and $8,104,000 and mature in December 2033 and November 2033, respectively. The amortization on the amortizing long-term advances totals approximately $194,000, $199,000, $204,000, $210,000 and $2215,000 for the years ending December 31, 2022, 2023, 2024, 2025 and December 31, 2026, respectively.